Fair Value (Fair Value Measurement and Assumptions) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-financial assets:
Other real estate owned	$ 30,144,000	$ 35,332,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Doubtful and Impaired commercial collateral dependent loans	51,326,000	993,000	$ 993,000
Impaired commercial collateral dependent receivables appraisals to determine fair value within immediately preceding twelve months	0	0	0
Impaired collateral dependent commercial loans with internal evaluation completed within last twelve months	51,326,000	896,000
Charges to allowance for probable loan losses in connection with other real estate owned	2,000	2,000	22,000
Adjustment to fair value in connection with other real estate owned	1,627,000	2,655,000	$ 1,539,000
Fair Value, Measurements, Nonrecurring
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Change in net provision, impaired loans	2,346,000	209,000
Change in net provision, other real estate owned	1,627,000	2,655,000
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 3
Assets:
Watch-List doubtful loans	30,743,000	55,000
Non-financial assets:
Other real estate owned	5,653,000	18,095,000
Fair Value, Measurements, Nonrecurring | Estimated Fair Value
Assets:
Watch-List doubtful loans	30,743,000	55,000
Non-financial assets:
Other real estate owned	$ 5,653,000	$ 18,095,000